Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,112)	$ (5,945)		$ (16,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	12		38
Impairment of property and equipment		52
Share-based compensation, net	(299)	408		700
Interest on short-term deposit		7		39
Changes in operating assets and liabilities:
Decrease (increase) in receivables and prepaid expenses	(392)	567		399
Decrease (increase) in long-term deposit		18		13
Increase (decrease) in trade payables	(3)	(681)		(712)
Increase (decrease) in other accounts payable	(344)	(790)		129
Increase (decrease) in accrued severance pay				(70)
Net cash used in operating activities	(3,150)	(6,352)		(15,486)
Cash flow from investing activities:
Change in short term bank deposits		3,000		9,000
Proceeds from sale of property and equipment		9
Purchase of property and equipment		(2)		(18)
Net cash provided by (used in) investing activities		3,007		8,982
Cash flow from financing activities:
Proceeds from exercise of options	1		[1]
Issuance of shares, net				6,089
Net cash provided by financing activities	1		[1]	6,089
Decrease in cash and cash equivalents	(3,149)	(3,345)		(415)
Cash and cash equivalents at the beginning of the period	3,526	6,871		7,286
Cash and cash equivalents at the end of the period	377	3,526		6,871
Supplemental disclosures of cash flow information:
Cash paid for taxes	30	32		210
Cash received for interest	$ 18	$ 43		$ 120

[1]	Represents an amount lower than $1.